As filed with the Securities and Exchange Commission on January 24, 2014

Securities Act Registration No. 33-50476
Investment Company Act Registration No. 811-07064

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO. 

POST-EFFECTIVE AMENDMENT NO. 43 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

POST-EFFECTIVE AMENDMENT NO. 43 ☒

(Check appropriate box or boxes)

THE TARGET PORTFOLIO TRUST

Exact name of registrant as specified in charter

Gateway Center Three

100 Mulberry Street, 4th Floor

Newark, NJ 07102-4077

Address of Principal Executive Offices and Zip Code

(973) 367-7521

Registrant’s Telephone Number, Including Area Code

Deborah A. Docs

Gateway Center Three

100 Mulberry Street, 4th Floor

Newark, NJ 07102-4077

Name and Address of Agent for Service

It is proposed that this filing will become effective:

 immediately upon filing pursuant to paragraph (b)

☒ on February 15, 2014 pursuant to paragraph (b)

 60 days after filing pursuant to paragraph (a)(1)

 (____) pursuant to paragraph (a)(1)

 75 days after filing pursuant to paragraph (a)(2)

 on (____) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post – effective amendment.

Parts A, B and C to the Target Portfolio Trust (the “Company”) Post–Effective Amendment No. 42 to the Registration Statement under the Securities Act of 1933, as amended, (the “Securities Act”) and Post-Effective Amendment No. 42 to the Company’s Registration Statement under the Investment Company Act of 1940, as amended, (the “Investment Company Act”) filed with the Securities and Exchange Commission (the “SEC”) on December 9, 2013 (the “Post-Effective Amendment”) are herein incorporated by reference.

The Company is submitting this post-effective amendment for the sole purpose of extending the pending effective date of the Post-Effective Amendment. The Post-Effective Amendment originally requested an effective date 60 days after filing. It is proposed that the Post-Effective Amendment become effective on February 15, 2014, pursuant to Rule 485(b)(1)(iii) under the Securities Act, or on such date as the SEC acting pursuant to Section 8(a) of the Securities Act may determine.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 24th day of January, 2014.

THE TARGET PORTFOLIO TRUST

*Stuart S. Parker
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Name	Title	Date
* Ellen S. Alberding	Trustee
* Kevin J. Bannon	Trustee
* Scott E. Benjamin	Trustee
* Linda W. Bynoe	Trustee
* Keith F. Hartstein	Trustee
* Michael S. Hyland	Trustee
* Douglas H. McCorkindale	Trustee
* Stephen P. Munn	Trustee
* James E. Quinn	Trustee
* Richard A. Redeker	Trustee
* Stuart S. Parker	Trustee and President (Principal Executive Officer)
* Robin B. Smith	Trustee
* Stephen G. Stoneburn	Trustee
* Grace C. Torres	Treasurer and Principal Financial and Accounting Officer
* By: /s/ Jonathan D. Shain Jonathan D. Shain, Attorney-in-Fact		January 24, 2014

POWER OF ATTORNEY

The undersigned Directors, Trustees and Officers of the Prudential Investments Mutual Funds, the Target Funds and The Prudential Variable Contract Accounts 2, 10 and 11 (collectively, the "Funds"), hereby constitute, appoint and authorize each of, Andrew French, Claudia DiGiacomo, Deborah A. Docs, Raymond A. O’Hara, Amanda S. Ryan, and Jonathan D. Shain, as true and lawful agents and attorneys-in-fact, to sign, execute and deliver on his or her behalf in the appropriate capacities indicated, any Registration Statements of the Funds on the appropriate forms, any and all amendments thereto (including pre- and post-effective amendments), and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5, as appropriate, to file the same, with all exhibits thereto, with the U.S. Securities and Exchange Commission (the "SEC") and the securities regulators of appropriate states and territories, and generally to do all such things in his or her name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933, section 16(a) of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, all related requirements of the SEC and all requirements of appropriate states and territories.  The undersigned do hereby give to said agents and attorneys-in-fact full power and authority to act in these premises, including, but not limited to, the power to appoint a substitute or substitutes to act hereunder with the same power and authority as said agents and attorneys-in-fact would have if personally acting.  The undersigned do hereby approve, ratify and confirm all that said agents and attorneys-in-fact, or any substitute or substitutes, may do by virtue hereof.

/s/ Ellen S. Alberding Ellen S. Alberding	/s/ Stephen P. Munn Stephen P. Munn
/s/ Kevin J. Bannon Kevin J. Bannon	/s/ Stuart S. Parker Stuart S. Parker
/s/ Scott E. Benjamin Scott E. Benjamin	/s/ James E. Quinn James E. Quinn
/s/ Linda W. Bynoe Linda W. Bynoe	/s/ Richard A. Redeker Richard A. Redeker
/s/ Keith F. Hartstein Keith F. Hartstein	/s/Robin B. Smith Robin B. Smith
/s/ Michael S. Hyland Michael S. Hyland	/s/ Stephen Stoneburn Stephen Stoneburn
/s/ Douglas H. McCorkindale Douglas H. McCorkindale	/s/ Grace C. Torres Grace C. Torres

Dated: September 18, 2013